Consolidated Statements of Loss - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Revenues:
Vessel revenue	$ 77,710	$ 35,983	$ 11,661
Commissions	(2,876)	(1,321)	(438)
Vessel revenue, net	74,834	34,662	11,223
Expenses:
Voyage expenses	(34,949)	(21,008)	(7,496)
Vessel operating expenses	(19,598)	(14,251)	(5,639)
Management fees	(1,016)	(895)	(336)
General and administration expenses	(5,081)	(4,134)	(2,804)
General and administration expenses - related party	0	0	(70)
Loss on bad debts	0	0	(30)
Amortization of deferred dry-docking costs	(870)	(556)	(38)
Depreciation	(10,518)	(8,531)	(1,865)
Operating income / (loss)	2,802	(14,713)	(7,055)
Other income / (expenses), net:
Interest and finance costs	(12,277)	(7,235)	(1,460)
Interest and finance costs - related party	(5,122)	(2,616)	(399)
Gain on debt refinancing	11,392	0	0
Interest and other income	47	20	0
Foreign currency exchange losses, net	(77)	(45)	(42)
Total other expenses, net	(6,037)	(9,876)	(1,901)
Net loss before income taxes	(3,235)	(24,589)	(8,956)
Income taxes	0	(34)	0
Net loss	$ (3,235)	$ (24,623)	$ (8,956)
Net loss per common share
Basic (in dollars per share)	$ (0.09)	$ (1.20)	$ (0.83)
Weighted average common shares outstanding
Basic (in shares)	35,845,890	20,553,007	10,773,404